Loans (Details)					12 Months Ended
	Apr. 26, 2024 USD ($)	Mar. 08, 2024 USD ($)	Oct. 26, 2023 USD ($)	Oct. 26, 2023 CNY (¥)	Aug. 29, 2025	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Sep. 25, 2024	Jul. 23, 2024 CNY (¥)	Jun. 28, 2024 USD ($)	Jun. 28, 2024 CNY (¥)	Jun. 19, 2024 USD ($)	Jun. 19, 2024 CNY (¥)	Jun. 04, 2024	Apr. 26, 2024 CNY (¥)	Mar. 08, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jul. 27, 2023 CNY (¥)	May 16, 2023 USD ($)	May 16, 2023 CNY (¥)	Jan. 18, 2023 USD ($)	Jan. 18, 2023 CNY (¥)
Loans [Line Items]
Revolving fund														$ 958,996	¥ 7,000,000						$ 13,699,944	¥ 100,000,000	$ 4,109,983	¥ 30,000,000
Line of credit																			¥ 50,000,000
Obtained loan																			¥ 50,000,000
Interest rate of one-year loan prime rate	9.504%	9.504%
Currant asset						$ 3,424,986			¥ 25,000,000
Percentage of asset liability ratio						80.00%
Percentage of liability ratio						70.00%
Financial compliance covenants (in Dollars) | $						$ 10,607,939
Line of credit			$ 1,369,994	¥ 10,000,000				¥ 50,000,000
GIOP BJ [Member]
Loans [Line Items]
Obtained loan											¥ 7,000,000
Currant asset						$ 1,095,996			¥ 8,000,000
Everbright Bank [Member]
Loans [Line Items]
Line of credit | $							$ 7,042,353
Percentage of interest rate		9.504%																9.504%
Post Bank [Member]
Loans [Line Items]
Revolving fund														$ 684,997	¥ 5,000,000
Percentage of interest rate																							4.50%	4.50%
Line of credit							$ 3,985,972	¥ 28,300,000
China Construction Bank [Member]
Loans [Line Items]
Obtained loan		$ 13,699,944										$ 13,699,944	¥ 100,000,000					¥ 100,000,000
WeBank [Member]
Loans [Line Items]
Percentage of interest rate	9.504%																9.504%
Obtained loan	$ 123,299																¥ 900,000
Line of Credit [Member]
Loans [Line Items]
Obtained loan																				¥ 5,000,000
Line of Credit [Member] | Everbright Bank [Member]
Loans [Line Items]
Percentage of interest rate																				4.66%
China Construction Bank [Member]
Loans [Line Items]
Percentage of liability ratio						78.22%
Minimum [Member]
Loans [Line Items]
Percentage of interest rate																2.00%
Minimum [Member] | Everbright Bank [Member]
Loans [Line Items]
Interest rate of one-year loan prime rate							2.00%	2.00%
Maximum [Member] | Everbright Bank [Member]
Loans [Line Items]
Percentage of interest rate										4.50%
Interest rate of one-year loan prime rate							4.50%	4.50%
Forecast [Member]
Loans [Line Items]
Interest rate of one-year loan prime rate					0.05%